Borrowings - Schedule of Long Term Loan from Bank (Details) - Jiangnan [Member]	Sep. 30, 2024 USD ($)
6/30/2025 [Member]
Schedule of Long Term Loan from Bank [Line Items]
Long-term loan from Bank	$ 634,120
12/31/2025 [Member]
Schedule of Long Term Loan from Bank [Line Items]
Long-term loan from Bank	827,918
6/30/2026 [Member]
Schedule of Long Term Loan from Bank [Line Items]
Long-term loan from Bank	827,918
12/31/2026 [Member]
Schedule of Long Term Loan from Bank [Line Items]
Long-term loan from Bank	829,343
6/30/2027 [Member]
Schedule of Long Term Loan from Bank [Line Items]
Long-term loan from Bank	829,343
12/31/2027 [Member]
Schedule of Long Term Loan from Bank [Line Items]
Long-term loan from Bank	829,343
6/30/2028 [Member]
Schedule of Long Term Loan from Bank [Line Items]
Long-term loan from Bank	829,343
12/31/2028 [Member]
Schedule of Long Term Loan from Bank [Line Items]
Long-term loan from Bank	829,343
6/30/2029 [Member]
Schedule of Long Term Loan from Bank [Line Items]
Long-term loan from Bank	829,343
12/31/2029 [Member]
Schedule of Long Term Loan from Bank [Line Items]
Long-term loan from Bank	$ 829,346